Financial instruments and financial risk factors - Schedule of future minimum lease payments and timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 61,073	$ 58,630
Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,360	18,918
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,201	5,465
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,608	63,028
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,329	8,964
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43,230	40,472
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,626	4,960
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,301	7,626
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,404	1,757
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,232	1,693
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	146	135
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,788	7,331
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,955	1,537
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,662	1,413
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	95	83
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,805	7,068
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,700	1,321
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,484	1,378
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64	70
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,057	6,766
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,422	1,114
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,406	1,368
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	89	54
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,058	7,986
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,138	894
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,058	6,181
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	113	115
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25,356	24,162
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,390	1,951
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,001	6,125
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	68	48
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,243	2,089
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 320	$ 390